Earnings per share - Summary of Earnings Per Share (Parenthetical) (Detail) - shares	12 Months Ended
	Oct. 31, 2022	Oct. 31, 2021
Dilutive potential shares from stock options [Member]
Earnings per share [line items]
Outstanding options excluded from calculation of diluted earnings per share	0	0